UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Steven I. Koszalka

American Funds Target Date Retirement Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

IMAGE OMITTED [img00e7a4581.jpg]

American Funds Target Date Retirement Series®

American Funds 2060

Target Date Retirement Fund®

Investment portfolio

January 31, 2019

unaudited

Fund investments Growth funds 40%	Shares	Value (000)
The Growth Fund of America, Class R-6	1,836,127	$85,876
New Perspective Fund, Class R-6	2,096,846	85,551
AMCAP Fund, Class R-6	2,801,839	85,428
SMALLCAP World Fund, Inc., Class R-6	1,635,613	85,428
New World Fund, Inc., Class R-6	787,914	48,796
EuroPacific Growth Fund, Class R-6	1,002,279	48,781
The New Economy Fund, Class R-6	1,146,429	48,769
		488,629
Growth-and-income funds 45%
The Investment Company of America, Class R-6	3,054,777	109,941
Washington Mutual Investors Fund, Class R-6	2,524,488	109,941
American Mutual Fund, Class R-6	2,485,395	97,726
Fundamental Investors, Class R-6	1,731,191	97,726
Capital World Growth and Income Fund, Class R-6	1,862,963	85,510
International Growth and Income Fund, Class R-6	1,558,624	48,863
		549,707
Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	2,340,176	61,079
American Funds Global Balanced Fund, Class R-6	1,950,146	61,078
		122,157
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	4,501,001	61,079
Total investment securities 100% (cost: $1,250,941,000)		1,221,572
Other assets less liabilities 0%		(183)
Net assets 100%		$1,221,389

American Funds Target Date Retirement Series — American Funds 2060 Target Date Retirement Fund — Page 1 of 17

American Funds 2055
Target Date Retirement Fund®

Investment portfolio

January 31, 2019

unaudited

Fund investments Growth funds 40%	Shares	Value (000)
The Growth Fund of America, Class R-6	6,272,176	$293,350
New Perspective Fund, Class R-6	7,163,199	292,259
AMCAP Fund, Class R-6	9,550,383	291,191
SMALLCAP World Fund, Inc., Class R-6	5,567,765	290,804
The New Economy Fund, Class R-6	3,934,192	167,361
New World Fund, Inc., Class R-6	2,696,110	166,970
EuroPacific Growth Fund, Class R-6	3,424,768	166,683
		1,668,618
Growth-and-income funds 45%
The Investment Company of America, Class R-6	10,442,399	375,822
Washington Mutual Investors Fund, Class R-6	8,598,187	374,451
Fundamental Investors, Class R-6	5,901,873	333,160
American Mutual Fund, Class R-6	8,463,728	332,794
Capital World Growth and Income Fund, Class R-6	6,349,013	291,420
International Growth and Income Fund, Class R-6	5,301,464	166,201
		1,873,848
Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	7,966,560	207,927
American Funds Global Balanced Fund, Class R-6	6,638,427	207,916
		415,843
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	15,285,251	207,421
Total investment securities 100% (cost: $4,132,895,000)		4,165,730
Other assets less liabilities 0%		(416)
Net assets 100%		$4,165,314

American Funds Target Date Retirement Series — American Funds 2055 Target Date Retirement Fund — Page 2 of 17

American Funds 2050
Target Date Retirement Fund®

Investment portfolio

January 31, 2019

unaudited

Fund investments Growth funds 40%	Shares	Value (000)
The Growth Fund of America, Class R-6	12,243,510	$572,629
New Perspective Fund, Class R-6	13,980,494	570,404
AMCAP Fund, Class R-6	18,642,686	568,415
SMALLCAP World Fund, Inc., Class R-6	10,874,970	568,000
The New Economy Fund, Class R-6	7,685,441	326,939
New World Fund, Inc., Class R-6	5,266,101	326,130
EuroPacific Growth Fund, Class R-6	6,687,549	325,483
		3,258,000
Growth-and-income funds 45%
The Investment Company of America, Class R-6	20,386,048	733,694
Washington Mutual Investors Fund, Class R-6	16,745,753	729,278
Fundamental Investors, Class R-6	11,525,603	650,620
American Mutual Fund, Class R-6	16,479,079	647,957
Capital World Growth and Income Fund, Class R-6	12,394,000	568,885
International Growth and Income Fund, Class R-6	10,359,817	324,780
		3,655,214
Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	15,527,543	405,269
American Funds Global Balanced Fund, Class R-6	12,938,426	405,231
		810,500
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	29,774,437	404,039
Total investment securities 100% (cost: $7,854,604,000)		8,127,753
Other assets less liabilities 0%		(437)
Net assets 100%		$8,127,316

American Funds Target Date Retirement Series — American Funds 2050 Target Date Retirement Fund — Page 3 of 17

American Funds 2045
Target Date Retirement Fund®

Investment portfolio

January 31, 2019

unaudited

Fund investments Growth funds 40%	Shares	Value (000)
The Growth Fund of America, Class R-6	14,821,193	$693,187
New Perspective Fund, Class R-6	16,924,941	690,537
AMCAP Fund, Class R-6	22,567,617	688,087
SMALLCAP World Fund, Inc., Class R-6	13,162,409	687,473
The New Economy Fund, Class R-6	9,309,136	396,011
New World Fund, Inc., Class R-6	6,362,492	394,029
EuroPacific Growth Fund, Class R-6	8,082,819	393,391
		3,942,715
Growth-and-income funds 41%
The Investment Company of America, Class R-6	22,342,781	804,117
Washington Mutual Investors Fund, Class R-6	18,365,786	799,830
Fundamental Investors, Class R-6	12,468,519	703,848
American Mutual Fund, Class R-6	17,837,575	701,373
Capital World Growth and Income Fund, Class R-6	13,171,990	604,594
International Growth and Income Fund, Class R-6	12,513,814	392,308
		4,006,070
Equity-income and Balanced funds 14%
American Balanced Fund, Class R-6	22,021,721	574,767
American Funds Global Balanced Fund, Class R-6	15,681,614	491,148
Capital Income Builder, Class R-6	2,844,240	166,729
The Income Fund of America, Class R-6	7,740,104	166,490
		1,399,134
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	36,078,444	489,585
Total investment securities 100% (cost: $9,509,053,000)		9,837,504
Other assets less liabilities 0%		(305)
Net assets 100%		$9,837,199

American Funds Target Date Retirement Series — American Funds 2045 Target Date Retirement Fund — Page 4 of 17

American Funds 2040
Target Date Retirement Fund®

Investment portfolio

January 31, 2019

unaudited

Fund investments Growth funds 40%	Shares	Value (000)
The Growth Fund of America, Class R-6	20,553,212	$961,274
New Perspective Fund, Class R-6	23,473,619	957,724
AMCAP Fund, Class R-6	31,295,525	954,200
SMALLCAP World Fund, Inc., Class R-6	18,235,683	952,450
The New Economy Fund, Class R-6	12,926,812	549,906
New World Fund, Inc., Class R-6	8,827,110	546,663
EuroPacific Growth Fund, Class R-6	11,223,929	546,269
		5,468,486
Growth-and-income funds 36%
Washington Mutual Investors Fund, Class R-6	24,906,626	1,084,684
The Investment Company of America, Class R-6	27,188,732	978,522
Fundamental Investors, Class R-6	14,875,074	839,698
American Mutual Fund, Class R-6	21,181,916	832,873
Capital World Growth and Income Fund, Class R-6	15,298,785	702,214
International Growth and Income Fund, Class R-6	13,661,399	428,285
		4,866,276
Equity-income and Balanced funds 19%
American Balanced Fund, Class R-6	31,267,300	816,076
American Funds Global Balanced Fund, Class R-6	25,401,938	795,589
Capital Income Builder, Class R-6	8,577,234	502,797
The Income Fund of America, Class R-6	23,367,489	502,635
		2,617,097
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	49,819,242	676,047
Total investment securities 100% (cost: $12,997,220,000)		13,627,906
Other assets less liabilities 0%		(1,770)
Net assets 100%		$13,626,136

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 1/31/2019 (000)
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	49,455,418	1,822,983	1,459,159	49,819,242	$(1,078)	$19,473	$3,673	$676,047

American Funds Target Date Retirement Series — American Funds 2040 Target Date Retirement Fund — Page 5 of 17

American Funds 2035
Target Date Retirement Fund®

Investment portfolio

January 31, 2019

unaudited

Fund investments Growth funds 36%	Shares	Value (000)
New Perspective Fund, Class R-6	27,034,130	$1,102,992
The Growth Fund of America, Class R-6	20,775,073	971,650
SMALLCAP World Fund, Inc., Class R-6	18,503,431	966,434
AMCAP Fund, Class R-6	31,635,217	964,558
EuroPacific Growth Fund, Class R-6	12,955,240	630,532
The New Economy Fund, Class R-6	11,737,881	499,329
New World Fund, Inc., Class R-6	8,030,534	497,331
		5,632,826
Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	28,701,841	1,249,965
The Investment Company of America, Class R-6	30,674,089	1,103,961
Fundamental Investors, Class R-6	16,725,587	944,159
American Mutual Fund, Class R-6	23,813,802	936,359
Capital World Growth and Income Fund, Class R-6	17,117,737	785,704
International Growth and Income Fund, Class R-6	15,012,799	470,651
		5,490,799
Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	36,006,220	939,762
American Funds Global Balanced Fund, Class R-6	30,005,183	939,762
Capital Income Builder, Class R-6	10,677,854	625,936
The Income Fund of America, Class R-6	29,093,052	625,792
		3,131,252
Fixed income funds 9%
U.S. Government Securities Fund, Class R-6	86,974,269	1,180,241
American Funds Inflation Linked Bond Fund, Class R-6	27,699,354	263,421
		1,443,662
Total investment securities 100% (cost: $15,067,865,000)		15,698,539
Other assets less liabilities 0%		(1,877)
Net assets 100%		$15,696,662

American Funds Target Date Retirement Series — American Funds 2035 Target Date Retirement Fund — Page 6 of 17

unaudited

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 1/31/2019 (000)
Equity-income and Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	28,517,153	1,488,030	—	30,005,183	$—	$25,166	$5,218	$939,762
Fixed income funds 9%
U.S. Government Securities Fund, Class R-6	84,643,213	3,558,996	1,227,941	86,974,268	(765)	32,356	6,322	1,180,241
American Funds Inflation Linked Bond Fund, Class R-6	25,396,258	2,303,096	—	27,699,354	—	(241)	6,225	263,421
								1,443,662
Total 15%					$(765)	$57,281	$17,765	$2,383,424

American Funds Target Date Retirement Series — American Funds 2035 Target Date Retirement Fund — Page 7 of 17

American Funds 2030
Target Date Retirement Fund®

Investment portfolio

January 31, 2019

unaudited

Fund investments Growth funds 22%	Shares	Value (000)
New Perspective Fund, Class R-6	25,315,412	$1,032,869
The Growth Fund of America, Class R-6	17,991,054	841,441
AMCAP Fund, Class R-6	27,298,546	832,333
SMALLCAP World Fund, Inc., Class R-6	13,017,609	679,910
EuroPacific Growth Fund, Class R-6	12,316,131	599,426
New World Fund, Inc., Class R-6	4,379,143	271,200
The New Economy Fund, Class R-6	5,240,651	222,937
		4,480,116
Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	36,356,401	1,583,321
The Investment Company of America, Class R-6	38,845,604	1,398,053
Fundamental Investors, Class R-6	21,226,417	1,198,231
American Mutual Fund, Class R-6	30,146,689	1,185,368
Capital World Growth and Income Fund, Class R-6	21,689,006	995,526
International Growth and Income Fund, Class R-6	19,052,301	597,290
		6,957,789
Equity-income and Balanced funds 20%
American Funds Global Balanced Fund, Class R-6	37,913,674	1,187,456
American Balanced Fund, Class R-6	45,396,789	1,184,856
Capital Income Builder, Class R-6	13,461,707	789,125
The Income Fund of America, Class R-6	36,570,550	786,633
		3,948,070
Fixed income funds 23%
U.S. Government Securities Fund, Class R-6	104,338,732	1,415,877
American Funds Mortgage Fund, Class R-6	84,439,562	839,329
Capital World Bond Fund, Class R-6	42,801,083	839,329
American Funds Inflation Linked Bond Fund, Class R-6	76,770,938	730,092
Intermediate Bond Fund of America, Class R-6	50,477,502	670,341
		4,494,968
Total investment securities 100% (cost: $19,003,077,000)		19,880,943
Other assets less liabilities 0%		(3,671)
Net assets 100%		$19,877,272

American Funds Target Date Retirement Series — American Funds 2030 Target Date Retirement Fund — Page 8 of 17

unaudited

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 1/31/2019 (000)
Equity-income and Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	35,790,894	2,122,780	—	37,913,674	$—	$31,834	$6,625	$1,187,456
Fixed income funds 19%
U.S. Government Securities Fund, Class R-6	104,505,582	755,549	922,399	104,338,732	(393)	39,070	7,782	1,415,877
American Funds Mortgage Fund, Class R-6	77,834,066	6,605,496	—	84,439,562	—	18,221	4,814	839,329
Capital World Bond Fund, Class R-6	39,600,883	3,200,200	—	42,801,083	—	27,437	6,640	839,329
American Funds Inflation Linked Bond Fund, Class R-6	70,990,951	5,779,987	—	76,770,938	—	(715)	17,456	730,092
								3,824,627
Total 25%					$(393)	$115,847	$43,317	$5,012,083

American Funds Target Date Retirement Series — American Funds 2030 Target Date Retirement Fund — Page 9 of 17

American Funds 2025
Target Date Retirement Fund®

Investment portfolio

January 31, 2019

unaudited

Fund investments Growth funds 16%	Shares	Value (000)
New Perspective Fund, Class R-6	22,060,636	$900,074
AMCAP Fund, Class R-6	23,282,316	709,878
The Growth Fund of America, Class R-6	11,856,632	554,535
EuroPacific Growth Fund, Class R-6	10,843,779	527,767
SMALLCAP World Fund, Inc., Class R-6	3,523,409	184,027
New World Fund, Inc., Class R-6	1,090,443	67,531
		2,943,812
Growth-and-income funds 31%
Washington Mutual Investors Fund, Class R-6	26,683,679	1,162,074
The Investment Company of America, Class R-6	31,672,625	1,139,898
American Mutual Fund, Class R-6	27,988,398	1,100,504
Fundamental Investors, Class R-6	17,031,832	961,447
Capital World Growth and Income Fund, Class R-6	20,279,313	930,821
International Growth and Income Fund, Class R-6	12,763,578	400,138
		5,694,882
Equity-income and Balanced funds 20%
American Funds Global Balanced Fund, Class R-6	35,334,898	1,106,689
American Balanced Fund, Class R-6	42,307,712	1,104,231
Capital Income Builder, Class R-6	12,554,519	735,946
The Income Fund of America, Class R-6	34,100,612	733,504
		3,680,370
Fixed income funds 33%
Intermediate Bond Fund of America, Class R-6	114,346,101	1,518,516
U.S. Government Securities Fund, Class R-6	83,309,485	1,130,509
Capital World Bond Fund, Class R-6	46,911,155	919,928
American Funds Mortgage Fund, Class R-6	92,357,656	918,035
American Funds Inflation Linked Bond Fund, Class R-6	93,674,839	890,848
The Bond Fund of America, Class R-6	61,421,731	779,442
		6,157,278
Total investment securities 100% (cost: $17,831,746,000)		18,476,342
Other assets less liabilities 0%		(3,740)
Net assets 100%		$18,472,602

American Funds Target Date Retirement Series — American Funds 2025 Target Date Retirement Fund — Page 10 of 17

unaudited

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 1/31/2019 (000)
Equity-income and Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	33,279,911	2,054,987	—	35,334,898	$—	$29,770	$6,153	$1,106,689
Fixed income funds 29%
Intermediate Bond Fund of America, Class R-6	107,777,414	6,996,516	427,830	114,346,100	40	24,186	7,719	1,518,516
U.S. Government Securities Fund, Class R-6	83,314,286	673,789	678,590	83,309,485	(191)	30,963	6,197	1,130,509
Capital World Bond Fund, Class R-6	46,148,993	762,162	—	46,911,155	—	31,351	7,734	919,928
American Funds Mortgage Fund, Class R-6	90,681,606	1,676,050	—	92,357,656	—	20,921	5,538	918,035
American Funds Inflation Linked Bond Fund, Class R-6	88,121,124	5,553,715	—	93,674,839	—	(1,070)	21,700	890,848
								5,377,836
Total 35%					$(151)	$136,121	$55,041	$6,484,525

American Funds Target Date Retirement Series — American Funds 2025 Target Date Retirement Fund — Page 11 of 17

American Funds 2020
Target Date Retirement Fund®

Investment portfolio

January 31, 2019

unaudited

Fund investments Growth funds 7%	Shares	Value (000)
New Perspective Fund, Class R-6	8,937,102	$364,634
AMCAP Fund, Class R-6	10,800,114	329,296
The Growth Fund of America, Class R-6	4,273,254	199,860
EuroPacific Growth Fund, Class R-6	1,623,550	79,018
		972,808
Growth-and-income funds 26%
American Mutual Fund, Class R-6	21,629,190	850,460
The Investment Company of America, Class R-6	20,421,283	734,962
Washington Mutual Investors Fund, Class R-6	16,868,281	734,614
Fundamental Investors, Class R-6	10,603,200	598,550
Capital World Growth and Income Fund, Class R-6	13,006,278	596,988
International Growth and Income Fund, Class R-6	5,243,291	164,377
		3,679,951
Equity-income and Balanced funds 24%
Capital Income Builder, Class R-6	19,634,899	1,150,998
The Income Fund of America, Class R-6	53,471,610	1,150,174
American Balanced Fund, Class R-6	23,634,360	616,857
American Funds Global Balanced Fund, Class R-6	16,271,594	509,626
		3,427,655
Fixed income funds 43%
Intermediate Bond Fund of America, Class R-6	95,436,664	1,267,399
The Bond Fund of America, Class R-6	83,632,597	1,061,298
American Funds Inflation Linked Bond Fund, Class R-6	99,485,300	946,105
American Funds Mortgage Fund, Class R-6	82,454,860	819,601
U.S. Government Securities Fund, Class R-6	53,976,922	732,467
Capital World Bond Fund, Class R-6	36,204,782	709,976
American High-Income Trust, Class R-6	59,889,933	597,102
		6,133,948
Total investment securities 100% (cost: $13,618,743,000)		14,214,362
Other assets less liabilities 0%		(3,205)
Net assets 100%		$14,211,157

American Funds Target Date Retirement Series — American Funds 2020 Target Date Retirement Fund — Page 12 of 17

unaudited

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 1/31/2019 (000)
Fixed income funds 31%
Intermediate Bond Fund of America, Class R-6	93,805,858	2,652,160	1,021,354	95,436,664	$(160)	$20,916	$6,659	$1,267,399
American Funds Inflation Linked Bond Fund, Class R-6	94,398,580	5,086,720	—	99,485,300	—	(1,180)	23,137	946,105
American Funds Mortgage Fund, Class R-6	81,739,786	1,133,296	418,221	82,454,861	(111)	18,932	4,979	819,601
U.S. Government Securities Fund, Class R-6	54,159,627	299,087	481,792	53,976,922	(255)	20,238	4,025	732,467
Capital World Bond Fund, Class R-6	35,794,331	410,451	—	36,204,782	—	24,217	5,969	709,976
Total 31%					$(526)	$83,123	$44,769	$4,475,548

American Funds Target Date Retirement Series — American Funds 2020 Target Date Retirement Fund — Page 13 of 17

American Funds 2015
Target Date Retirement Fund®

Investment portfolio

January 31, 2019

unaudited

Fund investments Growth funds 1%	Shares	Value (000)
New Perspective Fund, Class R-6	411,740	$16,799
AMCAP Fund, Class R-6	549,491	16,754
The Growth Fund of America, Class R-6	202,566	9,474
		43,027
Growth-and-income funds 25%
American Mutual Fund, Class R-6	7,436,646	292,409
The Investment Company of America, Class R-6	6,814,901	245,268
Washington Mutual Investors Fund, Class R-6	5,622,913	244,878
Fundamental Investors, Class R-6	3,490,672	197,048
Capital World Growth and Income Fund, Class R-6	4,287,442	196,794
International Growth and Income Fund, Class R-6	1,547,180	48,504
		1,224,901
Equity-income and Balanced funds 29%
Capital Income Builder, Class R-6	9,581,029	561,640
The Income Fund of America, Class R-6	26,090,298	561,202
American Balanced Fund, Class R-6	5,904,697	154,113
American Funds Global Balanced Fund, Class R-6	4,626,709	144,908
		1,421,863
Fixed income funds 45%
Intermediate Bond Fund of America, Class R-6	32,723,990	434,575
The Bond Fund of America, Class R-6	30,500,022	387,045
American Funds Inflation Linked Bond Fund, Class R-6	35,783,500	340,301
American Funds Mortgage Fund, Class R-6	29,110,318	289,357
Capital World Bond Fund, Class R-6	12,454,631	244,235
American High-Income Trust, Class R-6	24,325,634	242,527
U.S. Government Securities Fund, Class R-6	17,828,811	241,937
		2,179,977
Total investment securities 100% (cost: $4,671,498,000)		4,869,768
Other assets less liabilities 0%		(1,428)
Net assets 100%		$4,868,340

American Funds Target Date Retirement Series — American Funds 2015 Target Date Retirement Fund — Page 14 of 17

unaudited

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 1/31/2019 (000)
Fixed income funds 13%
American Funds Inflation Linked Bond Fund, Class R-6	34,846,747	1,538,788	602,035	35,783,500	$(100)	$(421)	$8,482	$340,301
American Funds Mortgage Fund, Class R-6	29,393,481	389,298	672,461	29,110,318	(207)	6,896	1,772	289,357
Total 13%					$(307)	$6,475	$10,254	$629,658

American Funds Target Date Retirement Series — American Funds 2015 Target Date Retirement Fund — Page 15 of 17

American Funds 2010
Target Date Retirement Fund®

Investment portfolio

January 31, 2019

unaudited

Fund investments Growth-and-income funds 21%	Shares	Value (000)
American Mutual Fund, Class R-6	4,051,068	$159,288
The Investment Company of America, Class R-6	3,594,378	129,362
Washington Mutual Investors Fund, Class R-6	2,967,604	129,239
Capital World Growth and Income Fund, Class R-6	2,734,948	125,534
Fundamental Investors, Class R-6	1,762,585	99,498
International Growth and Income Fund, Class R-6	179,766	5,636
		648,557
Equity-income and Balanced funds 30%
Capital Income Builder, Class R-6	6,317,336	370,322
The Income Fund of America, Class R-6	17,202,589	370,028
American Funds Global Balanced Fund, Class R-6	2,963,399	92,813
American Balanced Fund, Class R-6	3,543,479	92,485
		925,648
Fixed income funds 49%
Intermediate Bond Fund of America, Class R-6	30,652,657	407,067
The Bond Fund of America, Class R-6	19,302,878	244,954
American Funds Inflation Linked Bond Fund, Class R-6	22,588,647	214,818
American Funds Mortgage Fund, Class R-6	18,417,650	183,071
American High-Income Trust, Class R-6	15,324,517	152,785
Capital World Bond Fund, Class R-6	7,779,956	152,565
Short-Term Bond Fund of America, Class R-6	13,071,278	129,014
U.S. Government Securities Fund, Class R-6	2,281,205	30,956
		1,515,230
Total investment securities 100% (cost: $3,029,061,000)		3,089,435
Other assets less liabilities 0%		(781)
Net assets 100%		$3,088,654

American Funds Target Date Retirement Series — American Funds 2010 Target Date Retirement Fund — Page 16 of 17

unaudited

Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2019, all of the investment securities held by each fund were classified as Level 1.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

©2019 Capital Group. All rights reserved.

MFGEFPX-850-0319O-S66133	American Funds Target Date Retirement Series — Page 17 of 17

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: March 29, 2019

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 29, 2019